Transactions With Affiliates (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Management Fee	$ 90,000	$ 383,000	$ 97,600	$ 458,000